Loss Per Share	12 Months Ended
Jun. 30, 2020
Basic and diluted earnings per share [abstract]
LOSS PER SHARE
18.	LOSS PER SHARE

	Years Ended June 30,
	2020	2019	2018

Basic and diluted loss per share (cents per share)	(1.50)	(2.00)	(1.55)

Weighted average number of ordinary shares on issue used in the calculation of basic and diluted loss per share	894,872,224	615,772,236	533,891,470

The options and warrants in place do not have the effect of diluting the loss per share.